Interest expense	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Interest expense
15	Interest expense

	2021 RMB million	2020 RMB million	2019 RMB million
Interest on borrowings	2,448	1,914	1,840
Interest relating to lease liabilities (Note 21)	4,434	5,180	5,302

Total interest expense on financial liabilities not at fair value through profit or loss	6,882	7,094	7,142
Less: interest expense capitalized (Note)	(701)	(363)	(1,279)

	6,181	6,731	5,863
Interest rate swaps: cash flow hedge, reclassified from equity (Note 17)	21	(15)	(18)

	6,202	6,716	5,845

Note:	The weighted average interest rate used for interest capitalization was 2.61% per annum in 2021 (2020: 2.51%; 2019: 3.51%).